8% CONVERTIBLE NOTES (Tables)	6 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Convertible Debt Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	354,988

Adjustments to estimated fair value	(92,857)

Ending balance at March 31, 2015	$262,131

Schedule of Assumptions Used [Table Text Block]
The derivative liability was valued as of March 15, 2015 and March 31, 2015 using Monte Carlo Simulations with the following assumptions:

	March 15, 2015	March 31, 2015
Stated interest rate	8.0%	8.0%
Exercise price per share	$0.20	$0.20
Expected volatility	90.0%	90.0%
Risk-free interest rate	0.24%	0.25%
Credit adjusted discount rate	20.0%	20.0%
Remaining expected term of underlying securities (years)	1.00	.96